Document and Entity Information	Aug. 18, 2025
Cover [Abstract]
Entity Information, Former Legal or Registered Name	Viper Energy,Inc.
Amendment Flag	false
Entity Central Index Key	0001602065
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 18, 2025
Entity Registrant Name	VNOM SUB, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36505
Entity Tax Identification Number	46-5001985
Entity Address, Address Line One	500 West Texas Ave.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	(432)
Local Phone Number	221-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.000001 per share
Trading Symbol	VNOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false